[OBJECT OMITTED]

Investment Adviser:

     Satuit Capital Management, LLC.
       146 Front Street, Suite 204
       Mill Wharf Plaza
       Scituate, Massachusetts 02066

Distributor:

     First Dominion Capital Corp.
       1500 Forest Avenue, Suite 223
       Richmond, Virginia 23229

Independent Auditors:

     McCurdy & Associates CPA's, Inc.
       27955 Clemens Road
       Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro Cap Fund's Transfer Agent:

     Fund Services, Inc.
       Post Office Box 26305
       Richmond, Virginia 23260
       (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 567-4030 Toll Free.

                          SATUIT CAPITAL MICRO CAP FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2003
                                   (unaudited)

Number of                                                  Market
 Shares         Security Description                       Value
---------       ---------------------                      ------

                COMMON STOCKS:            95.27%
                BASIC INDUSTRIALS:        6.21%
   2,500        Gardner Denver Inc.*                    $49,575
   4,330        Maverick Tube Corp.* ^                   77,031
   6,810        Ns Group Inc.* ^                         51,415
   3,300        Quixote Corp.                            60,192
   3,500        Schulman A Inc.                          57,257
                                                        -------
                                                        295,470
                                                        -------
                CAPITAL GOODS:            13.32%
  10,840        Ceradyne Inc.*                          126,709
   2,960        Daktronics Inc.*                         41,588
   3,200        Drexler Technology Corp.*                51,008
   3,200        Herley Industries*                       51,715
  19,000        Orbit International*                     84,360
   5,730        Pinnacle Systems Inc.*                   54,148
   1,900        Rogers Corp* ^                           62,890
   3,600        Trimble Navigation Ltd.*                 90,900
   8,970        White Electronic Design Corp.*           70,235
                                                        -------
                                                        633,553
                                                        -------
                CAPITAL GOODS -TECH:     17.97%
  10,000        Ade Corp**                               60,500
   9,800        Ciber Inc.*                              53,214
  16,500        Captaris Inc.*                           52,800
  11,500        Digitas Inc.*                            46,000
   2,200        Excel Technology Inc..*                  50,424
   3,600        Genesis Microchip Inc..*                 61,776
  25,200        Genus Inc.* ^                            64,260
   2,300        J2 Global Communications, Inc..*         67,919
  18,000        Lexar Media, Inc.* ^                     87,300
   2,200        Mtc Technologies Inc.*                   37,400
   1,780        Omnivision Technologies Inc.*            43,218
   3,010        Overland Storage Inc.*                   53,247
   3,100        Standard Microsystem Corp*               39,246
   7,500        Synaptics Inc.*                          57,450
   4,060        Verint Systems Inc.*                     79,783
                                                        -------
                                                        854,537
                                                        -------
                CONSUMER CYCLICALS:       10.40%
   3,400        Aeropastle Inc.*                         61,200
   3,170        Central European Dist. Corp.*            86,541
   9,500        Concord Camera Corp.*                    53,390
   1,800        Jos A. Banks Clothiers Inc.*             51,228
   4,400        Select Comfort Inc.*                     59,796
  10,550        Tivo Inc.*                               62,773
   2,220        Triarc Companies Inc. "A"                61,494
  12,300        U S Industries, Inc.*                    58,425
                                                        -------
                                                        494,847
                                                        -------
                ENERGY:                   14.94%
  10,300        Brigham Exploration Co.*                 52,530
   4,650        Gulf Island Fabricationi Inc.*           77,841
   3,160        Gulfmark Offshore Inc.*                  41,712
  10,620        Horizon Offshore Inc.*                   38,975
   2,400        Lufkin Industries Inc.                   53,232
   2,710        Offshore Logistics Inc.*                 51,490
   2,880        Prima Energy Corp*                       56,537
   2,800        Remington Oil & Gas*                     43,876
   3,090        St Mary Land Exploration Co.*            79,166
   5,080        Tesco Corp*                              53,848
   2,400        Tetra Technologies Inc.* ^               63,840
   8,000        Torch Offshore Inc.*                     44,720
   2,910        Universal Compression Holdings Inc.*     52,787
                                                        -------
                                                        710,554
                                                        -------
                FINANCIALS:               16.61%
   3,700        Allegiant Bancorp Inc.                   63,677
   2,900        Bankunited Financial*                    54,781
   4,150        Camco Financial Corp.                    62,250
   3,500        Columbia Bank*                           53,970
   2,400        Macatawa Bank Corp.                      61,440
   3,081        Oriental Financial Group Inc. ^          75,793
   2,800        Proassurance Corp*                       72,492
   2,490        R&G Financial Corp "B"*                  67,429
   2,600        Scottish Annuity & Life Holdings, Ltd.   46,020
   2,400        Sterling Financial Corp.*                57,336
   3,173        Superior Financial Corp.*                60,414
   3,510        Umpqua Holdings Corp.                    68,972
   1,500        Wintrust Financial Corp.                 45,600
                                                        -------
                                                        790,174
                                                        -------
                HEALTHCARE/DRUGS:         14.82%
   4,500        Atherogenics Inc.*                       40,950
   1,800        Centene Corp* ^                          57,663
   5,060        Healthcare Services Group Inc.*          66,792
   3,780        Idx Systems Corp*                        55,453
   2,000        Inamed Corp*                             74,580
   4,900        Kyphon Inc.*                             46,256
  10,200        Lifeway Foods Inc.*                      69,870
   5,500        Mediware Information Systems, Inc.*      54,841
   4,500        Practice Works, Inc.*                    52,965
   2,660        Quality Systems, Inc.*                   80,784
   3,000        Sfbc International, Inc.*                46,800
   3,500        Sierra Health Services, Inc.* ^          58,100
                                                        -------
                                                        705,054
                                                        -------
                TRANSPORTATION:           1.00%
   7,800        Providence & Worcester Railroad Co.      47,790
                                                        -------


                TOTAL INVESTMENTS:
                (Cost: $4,026,227)**      95.27%        $4,531,979
                Other assets, net          4.73%           224,921
                                         -------         ---------
                NET ASSETS               100.00%        $4,756,900
                                         =======         =========


*-  Non-income producing
^- Portion of the security is pledged as collateral for securities loaned (see
Note 4).
**Cost for Federal income tax purpose is $4,029,999 and net unrealized appreciation consists of:

                Gross unrealized appreciation           $730,163
                Gross unrealized depreciation           (224,411)
                                                        --------
                Net unrealized depreciation             $505,752
                                                        ========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (unaudited)
-----------------------------------------------------------------------------
ASSETS
   Investments at value (identified cost of $4,026,227)
    (Notes 1 & 3)                                                 $4,531,979
   Cash or cash equivalents                                          148,256
   Collateral for securities loaned, at fair value (Note 4)          139,160
   Receivables:
      Dividends                                          $   472
      Interest                                               438
      Securities sold                                     77,859
      Due from investment advisor (Note 2)                 2,538
                                                        ---------
                                                                      81,307
   Other assets                                                       12,318
                                                                   ---------
      TOTAL ASSETS                                                 4,913,020
                                                                   ---------
LIABILITIES
   Payable upon return of securities loaned (Note 4)                 139,160
   Accrued expenses                                                   16,960
                                                                    --------
      TOTAL LIABILITIES                                              156,120
                                                                    --------

NET ASSETS                                                        $4,756,900
                                                                  ==========

NET ASSETS CONSIST OF:
  Paid in capital (1,000,000,000 shares of $.01 par
      value stock authorized)                                     $5,341,110
   Undistributed net loss                                            (50,989)
   Accumulated net realized loss on investments                   (1,038,973)
   Net unrealized appreciation of investments                        505,752
                                                                  ----------
   Net Assets                                                     $4,756,900
                                                                  ==========

   NET ASSET VALUE  ($4,756,900 / 378,479 shares outstanding)       $  12.57
                                                                    ========

   MAXIMUM OFFERING PRICE PER SHARE ($11.67 x 100 / 94.25)          $  13.34
                                                                    ========

   REDEMPTION PRICE PER SHARE ($11.67 x .98) (Note 6)               $  12.32
                                                                    ========


The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

Six Months Ended April 30, 2003 (unaudited)
----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend                                      $  9,553
   Interest                                         3,815
   Income from securities loaned-net                  133
                                                  --------
      Total income                                                $ 13,501
                                                                  --------
EXPENSES
   Investment advisory fees (Note 2)              $28,790
   12b-1 fees (Note 2)                              5,758
   Accounting and administrative services          14,312
   Custody fees                                     4,280
   Registration fees                                8,057
   Transfer agent fees                             11,497
   Professional fees                               17,373
   Printing and shareholder services                2,178
   Shareholder servicing fees (Note 2)              5,758
   Insurance                                          520
   Miscellaneous                                    2,489
      Total expenses                                               101,012
   Fee waivers and expenses reimbursed (Note 2)                    (36,522)
                                                                  ---------
      Net expenses                                                  64,490
                                                                  ---------
   Net investment loss                                             (50,989)
                                                                  ---------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                               (386,151)
   Net change in unrealized appreciation on investments            772,179
                                                                 ----------
   Net gain on investments                                         386,028
   Net increase in net assets resulting from operations        $   335,039
                                                                 ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                        Six months ended
                                         April 30, 2003          Year ended
                                          (unaudited)         October 31, 2002
                                        ----------------      ----------------
OPERATIONS
   Net investment loss                  $   (50,989)           $  (68,135)
   Net realized loss on investments        (386,151)             (635,383)
   Net change in unrealized appreciation
      on investments                        772,179              (303,073)
                                        --------------        ---------------
   Net increase (decrease) in net assets
      resulting from operations             335,039            (1,006,591)


CAPITAL SHARE TRANSACTIONS

   Net increase (decrease) in net assets
      resulting from capital share
      transactions*                         (38,796)            5,011,515
                                         -------------        --------------
   Net increase in net assets               296,243             4,004,924
   Net assets at beginning of period      4,460,657               455,733
                                         -------------        -------------

NET ASSETS at the end of the period     $ 4,756,900            $4,460,657
                                         =============        =============

*A summary of capital share transactions follows:

                             Six months ended
                              April 30, 2003             Year ended
                                (unaudited)            October 31, 2002
                              --------------           ----------------
                           Shares         Value      Shares          Value
                           ------        ------      ------         ------
Shares sold               40,532     $  484,877      52,410        $631,639
Shares redeemed          (44,288)      (523,673)    (15,703)       (192,368)
                         --------      --------     --------      ----------
Net increase (decrease)   (3,756)    $  (38,796)     36,707      $  439,271
                         ========      =========    ========      ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------

                             Six months ended
                              April 30, 2003   Year ended       Period ended
                               (unaudited)  October 31, 2002  October 31, 2001*
                              ------------- ---------------- ----------------
Per Share Operating Performance
Net asset value, beginning of
   period                        $  11.67      $  12.42        $  10.00
                                 ---------     ---------       ---------
Income from investment operations-
   Net investment loss              (0.13)        (0.28)          (0.23)
   Net realized and unrealized gain
      (loss) on investments          1.03         (0.47)           2.64
                                 ---------     ---------       ---------
   Total from investment
      operations                      .90         (0.75)           2.42
                                 ---------     ---------       ---------
Net asset value, end of period    $ 12.57       $ 11.67          $12.42
                                 =========     =========       =========

Total Return                        7.70%        (6.04%)         24.20%
                                 =========     =========       =========
Ratios/Supplemental Data
   Net assets, end of period
    (000's)                      $ 4,757        $ 4,461          $ 456
Ratio to average net assets
   Expenses                        4.39%**        4.99%         36.16%**
   Expenses, net of reimbursements
      and fee waivers              2.80%**        2.80%          1.65%**
   Investment loss, excluding
      reimbursements and fee
      waivers                    (3.80%)**       (4.36%)       (35.66%)**
   Net investment loss           (2.21%)**       (2.17%)        (1.14%)**
Portfolio turnover rate          63.85%         157.83%        100.09%



* Commencement of operation was December 12, 2000.
** Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

April 30, 2003 (unaudited)
-------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT") which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The objective of the Fund is to seek to achieve long-term capital appreciation.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

     E. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sales and post-October capital losses.

     F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     G. Reclassifications. Generally Accepted Accounting Principles require that permanent book/tax differences be reclassified to paid in capital.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. The Advisor has agreed to waive its fees and reimburse fund expenses through October 31, 2003 in order to limit the operating expenses to 2.80% of average net assets. For the six months ended April 30, 2003, the Advisor waived fees of $28,790. As of April 30, 2003, the Fund was due $2,538 from the Advisor.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may pay the distributor up to a maximum of 0.25% of the average daily net assets of the Fund for certain activities and expenses of selling shares of the Fund. For the six months ended April 30, 2003, there were $5,758 of distribution expenses incurred, of which $5,093 were waived by the Distributor.

     The Fund has also adopted a shareholder servicing plan that provides that the Fund will compensate the Distributor with a servicing fee at the rate of ..25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the six months ended April 30, 2003, there were $5,758 of servicing fees incurred, of which $2,639 were waived by the Distributor.

     The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2003 was $97,449.

     Certain officers and/or Trustees of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.


NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $2,836,121 and $2,752,130, respectively. The aggregate cost of securities for federal income tax purposes at April 30, 2003 was $4,029,999. The difference between book cost and tax cost consists of wash sales in the amount of $3,772.


NOTE 4-SECURITIES LENDING

     At April 30, 2003 securities valued at $139,160 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement valued at $146,146. Income from securities lending amounted to $133 for the six months ended April 30, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


NOTE 5-CAPITAL LOSS CARRYFORWARDS

     At October 31, 2002 the Fund had available for Federal tax purposes an unused capital loss carryforward of $647,955 of which $17,425 expires in 2009 and $630,530 expires in 2010.


NOTE 6-REDEMPTIONS

     Certain redemptions of Fund shares are subject to a 2% contingent deferred sales charge if shares are redeemed within one year of purchase.


NOTE 7-DISTRIBUTION TO SHAREHOLDERS

     There were no distributions during the six months ended April 30, 2003.

     As of April 30, 2003 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

     Undistributed ordinary income/(accumulated losses)          $   (50,989)
     Undistributed long-term capital gains/(accumulated losses)   (1,035,201)
           Unrealized appreciation/(depreciation)                    501,980
                                                                 ------------
                                                                   $(584,210)
                                                                 ============